Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Number of shares issued for services		523,000	1,389,000	949,000	1,389,000	194,030	2,424,121
Proceeds from debt				$ 250,000
Number of shares issued, share							12,011,269
Number of shares issued, value		$ 75,000		$ 105,000		$ 1,300,018	$ 2,090,375
Consultant [Member]
Number of shares issued for services							106,253
Number of stock issued for services, value							$ 212,505
Common Stock [Member]
Number of shares issued for services		1,000	1,000	1,000	1,000	520	213
Number of stock issued for services, value		$ 1,250,117	$ 32,505	$ 1,250,117	$ 32,505	$ 520,150	$ 212,505
Number of shares issued, share		277,778		388,889		6,500,090	6,330,750
Number of shares issued, value				$ 1,000		$ 6,500	$ 6,331
Subsequent Event [Member] | Common Stock [Member] | Five Notes Payable [Member]
Proceeds from debt	$ 250,000
Number of shares issued, share	258,332
Number of shares issued, value	$ 44,000
Subsequent Event [Member] | Common Stock [Member] | Two Notes Payable [Member]
Number of shares issued, share	72,522
Number of shares issued, value	$ 10,000
Subsequent Event [Member] | Common Stock [Member] | Consultant [Member]
Number of shares issued for services	500,000
Number of stock issued for services, value	$ 69,000